Income Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Tax Rate [Abstract]
US Federal income tax rate	21.00%	21.00%	21.00%
Effect of foreign operations taxed at various rates	(5.50%)	6.00%	0.00%
State income taxes, net of federal benefit	0.50%	3.00%	0.00%
Reserve on Hong Kong offshore and share-based compensation tax benefits	(0.50%)	11.50%	0.00%
Excessive share-based compensation tax benefits	0.00%	(3.00%)	0.00%
Non-deductible executives compensation	0.00%	1.90%	0.00%
Non-deductible impairment on digital assets	(8.50%)	3.70%	0.00%
Withholding tax on intercompany interest payment	(0.20%)	0.00%	0.00%
Non-taxable capital gain on investments	8.00%	0.00%	0.00%
Others	0.20%	0.10%	0.00%
Effect of change in valuation allowance	(14.00%)	0.00%	(21.00%)
Total	1.00%	44.20%